CNV General Resolution N 62213	12 Months Ended
Jun. 30, 2023
CNV General Resolution N 62213
37. CNV General Resolution N 622/13

36. CNV General Resolution N° 622/13

As required by Section 1°, Chapter III, Title IV of CNV General Resolution N° 622/13, below there is a detail of the notes to the Consolidated Financial Statements that disclose the information required by the Resolution.

Exhibit A - Property, plant and equipment	Note 9 - Investment properties
Note 10 - Property, plant and equipment
Exhibit B - Intangible assets	Note 12 - Intangible assets
Exhibit C - inversions in actions	Note 8 - Participation in associates and joint ventures
Exhibit D - Other investments	Note 16 - Financial instruments by category
Exhibit E - Provisions	Note 21 - Provisions
Exhibit F - Cost of sales and services provided	Note 33 - Cost of godos sold and services provided
Exhibit G - Foreign currency assets and liabilities	Note 34 - Foreign currency assets and liabilities